Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001700844
Registrant Name	EvoAir Holdings Inc.
Registration File Number	333-275773
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES